Annual Total Returns - Delaware Floating Rate Fund - Class A	Jul. 31, 2020
Bar Chart Table:
2011	0.17%
2012	5.39%
2013	1.74%
2014	0.30%
2015	(0.83%)
2016	3.52%
2017	3.53%
2018	0.63%
2019	9.09%
2020	2.30%